Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Commissions and fees | Customer concentration
Concentrations of Credit Risk
Schedule of concentration of risk

	Year ended December 31,
	2010	% of sales	2011	% of sales	2012	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	275,785	22%	331,556	22%	330, 699	21%
China Pacific Property Insurance Co., Ltd.	202,215	16%	184,717	12%	208,797	13%
Ping An Property & Casualty Insurance Company of China, Ltd.	156,091	13%	181,088	12%	185,595	12%
	634,091	51%	697,361	46%	725,091	46%

Accounts receivable | Credit concentration
Concentrations of Credit Risk
Schedule of concentration of risk
	As of December 31,
	2011	%	2012	%
	RMB		RMB
PICC	31,982	18%	32,980	17%
Aviva-Cofco Life Insurance Co., Ltd.	17,021	10%	—	—
	49,003	28%	32,980	17%